2. Mineral Rights and Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Extractive Industries [Abstract]
Mineral Rights and Properties

Note 2 – Mineral Rights and Properties

El Dorado

The Company entered into an agreement giving it the right to acquire the El Dorado Gold-Silver Property, a 50 hectare mining concession located near the village of Las Minitas, which lies 50 kilometers south of Magellan’s SDA Flotation Plant at Acaponeta, Nayarit State. The Company has initiated permitting and is in the process of selecting an underground mining contractor. The Company plans to truck the ore from El Dorado to the SDA Plant for processing.

Magellan has concluded an agreement with Ingenieros Mineros, S.A. de C.V., the owner of the El Dorado mining concession giving the Company the right to acquire the concession by making staged six-monthly option payments over two years towards an end purchase price of $800,000 (plus 16% IVA). No royalties are payable. Magellan has the right to begin production during the term of the agreement. The Company has made the initial option payment of $50,000 (plus 16% IVA).

In addition, the Company entered into an agreement to purchase a comprehensive El Dorado data package including diamond drill core and technical information for a price of $120,000, payable in cash and Magellan common stock. As of September 30, 2018, $10,000 of cash and 1,013,035 shares of common stock, with an issuance day fair value of $18,235, have been issued.

Silver District

In August 2012, we entered into an option agreement with Columbus Exploration f/k/a Columbus Silver Corporation, which granted us the right to acquire all of Columbus’ interest in its Silver District properties located in La Paz County, Arizona. The properties acquired from Columbus were assigned into our subsidiary Gulf+Western Industries, Inc. and our total acquisition cost capitalized was $323,200.

The Silver District property consists of 110 unpatented lode and mill site mining claims, six patented lode claims, and an Arizona State Exploration Permit, all of which are held directly or under lease agreements, totaling over 2,000 acres. Certain of the claims are subject to third party net smelter royalties and/or net profits of varying percentages.

In August 2017, we renewed the BLM lode and mill site claims in La Paz County, Arizona with the Bureau of Land Management and these claims will remain in good standing through August 31, 2019. Additionally, in both 2017 and 2016, we made advance minimum royalty payments of $10,000 to a third party landowner on the Red Cloud lease, which includes the Red Cloud Patented claim and two BLM lode claims. In 2018, we continued to make such payments. We also expanded the Arizona State Exploration Permit to approximately 334.85 acres on the Arizona State section that comprises part of our Silver District land package and are current on our obligations under this permit.

On July 9, 2015, G+W entered into two Lease and Purchase Agreements (“Agreements”) with an individual that grant the Company certain exploration and mining rights for two patented lode claims located in the Silver District, La Paz County, Arizona. The Agreements provide for scheduled variable annual advance minimum royalty payments to the lessor. In addition, the Agreements have an initial term of 20 years, and provide for the purchase of the properties for $125,000 each during the term of the lease, net of any advance royalty payments made up to the date of the purchase. The Company paid the initial advance royalty payments totaling $3,000 and advance royalty payments of $1,000 in July 2016 to maintain these Agreements. Due to an uncertainty associated with the clarification of the legal title for these two patented lode claims, these payments have not been capitalized as mining rights, and therefore are included in exploration costs during the period in which the obligation was due.

Note 3 – Mineral Rights and Properties

At both December 31, 2017 and December 31, 2016, our mineral rights and properties were $323,200 associated with our Silver District claims. We updated our impairment analysis as of December 31, 2017, and concluded that the carrying value is not impaired.

Silver District

In August 2012, we entered into an option agreement with Columbus Exploration f/k/a Columbus Silver Corporation, which granted us the right to acquire all of Columbus’ interest in its Silver District properties located in La Paz County, Arizona. We paid Columbus an initial $63,200 on signing of the option and a further $50,000 in December 2012.  We paid other patented and unpatented mining claim purchase and lease obligations in 2013 and 2014 to maintain the project claims and leases in good standing.  On December 31, 2014, we paid an additional $100,000 to Columbus Exploration to acquire all of Columbus’ interest in its Silver District properties located in La Paz County, Arizona. The properties acquired from Columbus were assigned into our subsidiary Gulf+Western Industries, Inc. and our total acquisition cost capitalized was $323,200.

The Silver District property consists of 110 unpatented lode and mill site mining claims, six patented lode claims, and an Arizona State Exploration Permit, all of which are held directly or under lease agreements, totaling over 2,000 acres. Certain of the claims are subject to third party net smelter royalties and/or net profits of varying percentages.

In August 2017, we renewed the BLM lode and mill site claims in La Paz County, Arizona with the Bureau of Land Management and these claims will remain in good standing through August 31, 2018.   Additionally, in both August 2016 and 2015, we made advance minimum royalty payments of $10,000 to a third party landowner on the Red Cloud lease, which includes the Red Cloud Patented claim and two BLM lode claims.  In 2017, we continued to make such payment. We also expanded the Arizona State Exploration Permit to approximately 334.85 acres on the Arizona State section that comprises part of our Silver District land package and are current on our obligations under this permit.

On July 9, 2015, G+W entered into two Lease and Purchase Agreements (“Agreements”) with an individual that grant the Company certain exploration and mining rights for two patented lode claims located in the Silver District, La Paz County, Arizona. The Agreements provide for scheduled variable annual advance minimum royalty payments to the lessor. In addition, the Agreements have an initial term of 20 years, and provide for the purchase of the properties for $125,000 each during the term of the lease, net of any advance royalty payments made up to the date of the purchase. The Company paid the initial advance royalty payments totaling $3,000 and advance royalty payments of $1,000 in July 2016 to maintain these Agreements. Due to an uncertainty associated with the clarification of the legal title for these two patented lode claims, these payments have not been capitalized as mining rights, and therefore are included in exploration costs during the period in which the obligation was due.